Related Party Transactions - Summary of Key Management Personnel Compensation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Related Party Transactions [Abstract]
Salaries and other short-term employee benefits	$ 38,227	$ 1,249	$ 33,072	$ 26,810
Post-employment benefits	486	16	432	350
Share-based payments	9,366	306	8,120	11,823
Key management personnel compensation	$ 48,079	$ 1,571	$ 41,624	$ 38,983